Inventories (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Metals in process	$ 207	$ 189
Gold on hand (dore/bullion)	64	94
Ore stockpiles	475	454
Uranium oxide and sulfuric acid	25	24
Supplies	305	296
Inventory Gross	1,076	1,057
Less: Materials on the leach pad	(103)	(98)
Net Short Term Inventories	973	959
Inventory, Noncurrent [Abstract]
Metals in process	404	393
Ore stockpiles	31	31
Inventory Gross Long Term	435	424
Less: Materials on the leach pad	(404)	(393)
Inventory, Noncurrent	$ 31	$ 31